SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE
Total accounts receivable
January 1, 2025	$30,265
January 1, 2026	$51,889
June 30, 2026	$26,584

Total accounts receivable
January 1, 2024	$1,825
January 1, 2025	$30,265
December 31, 2025	$51,889

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES
Asset Class	Useful Life (Years)
Vehicles	3-6
Leasehold improvements	6-7
Office furniture & fixtures	7
Tooling, machinery and equipment	3-10

Asset Class	Useful Life (Years)
Vehicles	3-6
Leasehold improvements	6-7
Office furniture & fixtures	7
Tooling, machinery and equipment	3-10

SCHEDULE OF LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following tables present information about the Company’s liabilities measured at fair value on a recurring basis as of June 30, 2026 and December 31, 2025:

	Liabilities Measured at Fair Value on a Recurring Basis at
	June 30, 2026
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at June 30, 2026
Liabilities
Warrants (Note 14)	$—	$—	$2,547,702	$2,547,702
Total liabilities	$—	$—	$2,547,702	$2,547,702

Liabilities Measured at Fair Value on a Recurring Basis at
December 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2025
Liabilities
Warrants (Note 14)	$—	$—	$—	$—
Total liabilities	$—	$—	$—	$—

SCHEDULE OF CHANGES IN LEVEL 3 WARRANT LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

Changes in Level 3 warrants liabilities, measured at fair value on a recurring basis as of June 30, 2026 and December 31, 2025 are as follows:

	Warrant Liability
	June 30,	December 31,
	2026	2025
Beginning balance	$—	$—
Warrants issued in conjunction with convertible notes payable	2,592,796	—
Changes in fair value	(45,094)	—
Closing balance	$2,547,702	$—

SCHEDULE OF CONTRACT LIABILITIES FROM CONTRACTS WITH CUSTOMERS	The following table provides information about contract liabilities from contracts with customers.
	December 31, 2025	December 31, 2024
Customer deposit	$—	$54,410
Total Contract Liabilities	$—	$54,410

SCHEDULE OF SIGNIFICANT CHANGES IN CONTRACT LIABILITIES

Significant changes in the contract liabilities balance during the period are as follows:

Contract liabilities
Balance, December 31, 2024	$54,410
Contracts with customers entered during the period	—
Contracts with customers canceled during the period	(54,410)
Balance, December 31, 2025	$—